SUPPLEMENTAL CASH FLOW INFORMATION - Other items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Accretion expense	$ 3,093	$ 2,629
Finance expense	2,604	3,981
Finance income	(248)	(346)
Gain on sale of Cangold	(823)
Other items	$ 4,626	$ 6,264